CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions		Total USD ($)		Share capital USD ($)	Share premium USD ($)	Capital contribution USD ($)	Foreign currency translation reserve USD ($)	Cash flow hedge reserve USD ($)	Cost of hedging reserve USD ($)	Retained earnings USD ($)		Non-controlling interests USD ($)	EUR (€)	USD ($)
Ending balance at Dec. 31, 2015	[1]	$ (2,158)			$ 571		$ 171	$ (2)		$ (2,898)		$ 3		$ (2,155)
(Loss)/profit for the year		(74)	[1]							(74)	[1]		€ (67)	(74)	[1],[2],[3]
Other comprehensive income/(expense)	[1]	(138)					18	(35)		(121)				(138)	[3]
Contribution from parent		485				$ 485								485
Share issuance	[1]	7			7									7
Reduction in share premium	[1]				(304)					304
Dividends paid (Note 25)	[1]	(304)								(304)				(304)
Ending balance at Dec. 31, 2016	[1]	(2,182)			274	485	189	(37)		(3,093)		3		(2,179)
(Loss)/profit for the year		63	[1]							63	[1]		54	63	[1],[2],[3]
Other comprehensive income/(expense)	[1]	(130)					(178)	5		43				(130)	[3]
Share re-organization	[1]			$ 23	(23)
Share issuance	[1]	323			323									323
Conversion of related party loan	[1]	716			716									716
Dividends paid (Note 25)	[1]	(165)								(165)				(165)
Non-controlling interest in disposed business	[1]											(2)		(2)
Ending balance at Dec. 31, 2017	[1]	(1,375)		23	1,290	485	11	(32)		(3,152)		1		(1,374)
(Loss)/profit for the year													€ (83)	(94)
Other comprehensive income/(expense)														84
Ending balance at Dec. 31, 2018		(1,510)		23	1,292	485	86	(72)	$ 31	(3,355)		1		(1,509)
Beginning balance at Jan. 02, 2018	[4]	(1,360)		23	1,290	485	11	(48)	18	(3,139)		1		(1,359)
(Loss)/profit for the year		(94)								(94)				(94)
Other comprehensive income/(expense)		84					75	(14)	13	10				84
Hedging gains transferred to cost of inventory		(10)						(10)						(10)
Share issuance		2			2									2
Dividends paid (Note 25)		(132)								(132)				(132)
Ending balance at Dec. 31, 2018		$ (1,510)		$ 23	$ 1,292	$ 485	$ 86	$ (72)	$ 31	$ (3,355)		$ 1		$ (1,509)

[1]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[4]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards.